Net Loss Per Share of Common Stock	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss Per Share of Common Stock
26.	Net Loss Per Share of Common Stock

Basic loss per share is computed by dividing loss attributable to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted loss per share reflects the potential dilution of shares by adding other common stock equivalents, including stock options, warrants, and restricted common stock, in the weighted average number of common shares outstanding for a period, if dilutive. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive. As a result of the net loss for the years ended December 31, 2015 and 2014, there is no dilutive impact to the net loss per share calculation for the period.

The following table presents the calculation of basic and diluted net loss per share:

	December 31, 2015	December 31, 2014
Numerator:
Net loss	$(185,080)	$(5,196)
Denominator:
Basic weighted-average common shares	612,047,053	307,005,057

Diluted weighted-average common shares	612,047,053	307,005,057

Basic net loss per share	(0.30)	$(0.02)
Diluted net loss per share	(0.30)	(0.02)